Investment in Affiliates	6 Months Ended
Jun. 30, 2016
Equity Method Investments and Joint Ventures [Abstract]
Investment in an Affiliate:
9.      Investment in Affiliates:
On June 8, 2015, following an equity offering of Ocean Rig, the Company lost its controlling financial interest and deconsolidated Ocean Rig from its financial statements. From that date onwards, Ocean Rig was considered as an affiliated entity and not as a controlled subsidiary of the Company and the investment in Ocean Rig was accounted for under the equity method due to the Company's significant influence over Ocean Rig. On June 8, 2015, the Company calculated a loss due to deconsolidation of $1,347,106.
As at December 31, 2015, the Company's investment in Ocean Rig had a carrying value of $401,878, while the market value of the investment was $91,410. Based on the relevant guidance provided by U.S.GAAP, the Company concluded that the investment in Ocean Rig was impaired and that the impairment was other than temporary. Therefore the investment in Ocean Rig was written down to its fair value and a loss of $310,468 was recognized during 2015.
As at March 31, 2016, the Company's investment in Ocean Rig had a carrying value of $208,176, while the market value of the investment was $45,985. Based on the relevant guidance provided by U.S.GAAP, the Company concluded that the investment in Ocean Rig was impaired and that the impairment was other than temporary. Therefore the investment in Ocean Rig was written down to its fair value and a loss of $162,191 was recognized and included in the accompanying condensed consolidated statement of operations for the six month period ended June 30, 2016.
On April 5, 2016, the Company sold all of its shares in Ocean Rig, to a subsidiary of Ocean Rig for total cash consideration of approximately $49,911 and recognized a gain of $792 as a result of the above transaction, including $343 relating to accumulated other comprehensive income and is included in the accompanying condensed consolidated statement of operations for the six month period ended June 30, 2016. As of April 5, 2016, the Company no longer holds any equity interest in Ocean Rig.
The Company's equity in the losses and capital transactions of Ocean Rig was 40.4% up to April 5, 2016, is shown in the accompanying condensed consolidated statements of operations for the six month period ended June 30, 2016, as "Equity in net losses of affiliated company" and amount to a loss of $41,454.